UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: 24,877



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RESOURCES INC              COM              001204106     1228    38630 SH       SOLE                    38630
ALLEGHENY  ENERGY INC          COM              017361106     1057    41200 SH       SOLE                    41200
CENTERPOINT ENERGY INC         COM              15189T107     1372   123800 SH       SOLE                   123800
CMS ENERGY CORP                COM              125896100     1502   124300 SH       SOLE                   124300
CONSTELLATION ENERGY GROUP     COM              210371100     1265    47600 SH       SOLE                    47600
COVANTA HOLDING CORP           COM              22282E102      246    14500 SH       SOLE                    14500
DOMINION RESOURCES INC         COM              25746U109     1810    54148 SH       SOLE                    54148
EL PASO ELECTRIC CO            COM              283677854      525    37600 SH       SOLE                    37600
ENBRIDGE ENERGY MANAGEMENT     COM              29250X103     1411    38929 SH       SOLE                    38929
ENBRIDGE INC                   COM              29250N105     1157    33300 SH       SOLE                    33300
IDACORP INC                    COM              451107106      609    23300 SH       SOLE                    23300
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365      439    19700 SH       SOLE                    19700
NICOR INC                      COM              654086107      323     9327 SH       SOLE                     9327
NORTHWESTERN CORP              COM              668074305      865    38000 SH       SOLE                    38000
ONEOK INC                      COM              682680103     1097    37200 SH       SOLE                    37200
PG&E CORP                      COM              69331C108     1103    28700 SH       SOLE                    28700
PUBLIC SERVICE ENTERPRISE GRP  COM              744573106     1188    36400 SH       SOLE                    36400
QUANTA SERVICES INC            COM              74762E102      217     9400 SH       SOLE                     9400
SOUTH JERSEY INDUSTRIES        COM              838518108     1511    43300 SH       SOLE                    43300
SOUTHWEST GAS CORP             COM              844895102      289    13000 SH       SOLE                    13000
SUNPOWER CORP-CLASS B          COM              867652307      323    13500 SH       SOLE                    13500
TECO ENERGY INC                COM              872375100      750    62900 SH       SOLE                    62900
TRANSCANADA CORP               COM              89353D107     1448    53800 SH       SOLE                    53800
UGI CORP                       COM              902681105      523    20500 SH       SOLE                    20500
UNISOURCE ENERGY CORP          COM              909205106      870    32787 SH       SOLE                    32787
WISCONSIN ENERGY CORP          COM              976657106     1751    43000 SH       SOLE                    43000

